Details to the consolidated statements of cash flows	6 Months Ended
Jun. 30, 2026
Disclosure of details to the consolidated statements of cash flows [abstract]
Details to the consolidated statements of cash flows
6. Details to the consolidated statements of cash flows
6.1. Non-cash items and other adjustments
The following tables show the reversal of non-cash items and other adjustments in the consolidated statements of cash flows.
(USD millions)	Q2 2026	Q2 2025

Depreciation, amortization and impairments on:
Property, plant and equipment	261	245

Right-of-use assets	78	68

Intangible assets	1 061	943

Financial assets [1]	6	-4

Change in provisions and other non-current liabilities	466	665

Gains on disposal on property, plant and equipment; intangible assets; other non-current assets; and other adjustments on financial assets and other non-current assets, net	-247	-67

Equity-settled compensation plans	267	267

Loss from associated companies	2	3

Income taxes	1 012	507

Net financial expense	479	330

Other	-8	-3

Total	3 377	2 954

[1] Includes fair value changes
(USD millions)	H1 2026	H1 2025

Depreciation, amortization and impairments on:
Property, plant and equipment	559	462

Right-of-use assets	151	133

Intangible assets	1 918	1 815

Financial assets [1]	-14	37

Change in provisions and other non-current liabilities	536	847

Gains on disposal on property, plant and equipment; intangible assets; other non-current assets; and other adjustments on financial assets and other non-current assets, net	-406	-45

Equity-settled compensation plans	570	529

Loss from associated companies	5	6

Income taxes	1 695	1 305

Net financial expense	872	583

Other	-18	-6

Total	5 868	5 666

[1] Includes fair value changes
6.2. Cash flows from changes in working capital and other operating cash flow items included in the net cash flows from operating activities
(USD millions)	Q2 2026	Q2 2025	H1 2026	H1 2025

(Increase)/decrease in inventories	30	-44	-65	11

Increase in trade receivables	-256	-167	-760	-1 210

Decrease in trade payables	-184	-143	-237	-315

Change in other current and non-current assets	22	172	368	-252

Change in provisions and other current liabilities	620	624	139	440

Total	232	442	-555	-1 326

6.3. Cash flows related to acquisitions of businesses
The following table is a summary of the cash flow impact of acquisitions of businesses:
(USD millions)	Note	Q2 2026	Q2 2025	H1 2026	H1 2025

Total purchase consideration for business combinations	3	0	0	-12 031	0

Acquired cash				371

Contingent consideration payables, net		-23	-127	-44	-127

Acquisitions of businesses		-23	-127	-11 704	-127

Note 3 provides disclosure of the fair value of assets and liabilities acquired through business combinations. All considerations paid for acquisitions were in cash.
6.4. Cash flows used for acquisitions by applying the optional concentration test
In the current-year period, the total cash consideration paid for acquisitions where the Company elected to apply the optional concentration test to determine that the transaction is not a business combination within the meaning of IFRS Accounting Standards, and to account for the acquisition as assets separately acquired amounted to USD 2.7 billion, net of cash acquired of USD 5 million (Q2 2026: USD 2.7 billion, net of cash acquired of USD 5 million; Q2 2025 and H1 2025: USD 1.5 billion, net of cash and cash equivalents acquired of USD 70 million).
Note 3 provides disclosure of the identifiable net assets acquired through acquisitions where the Company elected to apply the optional concentration test. All consideration paid for acquisitions were in cash.
6.5. Cash flows related to divestments of businesses
Cash flows related to divestments of businesses were not material. All considerations received or paid related to divestments were in cash.